Annual Fund Operating Expenses (Mutual Shares Trust)	12 Months Ended
May 01, 2011
Series I, Mutual Shares Trust
Operating Expenses:
Share Class	Series I
Management fee	0.96%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.07%
Total fund operating expenses	1.08%
Series II, Mutual Shares Trust
Operating Expenses:
Share Class	Series II [1]
Management fee	0.96%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.07%
Total fund operating expenses	1.28%
Series NAV, Mutual Shares Trust
Operating Expenses:
Share Class	Series NAV
Management fee	0.96%
Distribution and service (12b-1) fees	none
Other Expenses	0.07%
Total fund operating expenses	1.03%

[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2010, expenses are estimated.